Additional Financial Information - (Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ (1,150.2)	$ (778.9)	$ (778.9)	$ (259.5)	$ (235.3)
Other comprehensive income (loss)	(10.5)	19.2	29.5	80.6	63.6
Reclassifications to net loss or noncontrolling interest	21.4	23.5	34.3	(10.7)	(49.0)
Ending balance	(1,049.8)	(991.5)	(1,150.2)	(778.9)	(259.5)
LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(310.5)	786.0	786.0	2,683.4	2,794.6
Ending balance	(256.1)	(323.7)	(310.5)	786.0	2,683.4
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(42.1)	(41.1)	(41.1)
Other comprehensive income (loss)	(12.8)	1.8
Reclassifications to net loss or noncontrolling interest	0.0	0.0
Ending balance	(54.9)	(39.3)	(42.1)	(41.1)
Foreign currency translation adjustments | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(22.7)	(21.6)	(21.6)	(19.7)	(15.1)
Other comprehensive income (loss)	(11.3)	1.6	(1.1)	(1.9)	(4.6)
Reclassifications to net loss or noncontrolling interest	5.3	0.0	0.0	0.0	0.0
Ending balance	(28.7)	(20.0)	(22.7)	(21.6)	(19.7)
Foreign currency translation adjustments | Operating Income (Loss) | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications to net loss or noncontrolling interest	0.0
Net unrealized gain (loss) on cash flow hedges | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	138.7	142.5	142.5	49.0	(68.2)
Other comprehensive income (loss)	4.4	17.4	30.5	82.8	68.2
Reclassifications to net loss or noncontrolling interest	(16.6)	(23.5)	(34.3)	10.7	49.0
Ending balance	105.1	136.4	138.7	142.5	49.0
Net unrealized gain (loss) on cash flow hedges | Direct Operating Expense | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications to net loss or noncontrolling interest	1.2	2.5
Net unrealized gain (loss) on cash flow hedges | Interest Expense | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications to net loss or noncontrolling interest	(22.6)	(26.0)
Net unrealized gain (loss) on cash flow hedges | Operating Income (Loss) | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications to net loss or noncontrolling interest	(21.4)
Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	96.7	101.5	101.5	10.2	(102.4)
Ending balance	64.8	97.2	96.7	101.5	10.2
Accumulated Other Comprehensive Income | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	116.0	120.9	120.9	29.3	(83.3)
Other comprehensive income (loss)	(6.9)	19.0	29.4	80.9	63.6
Reclassifications to net loss or noncontrolling interest	(11.3)	(23.5)	(34.3)	10.7	49.0
Ending balance	76.4	116.4	$ 116.0	$ 120.9	$ 29.3
Accumulated Other Comprehensive Income | Direct Operating Expense
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications to net loss or noncontrolling interest	(1.2)	$ (2.5)
Accumulated Other Comprehensive Income | Operating Income (Loss) | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications to net loss or noncontrolling interest	$ (21.4)